Credit Facilities	12 Months Ended
Aug. 31, 2019
Credit Facilities [Abstract]
Credit Facilities
10	Credit Facilities

The company has revolving credit facilities of up to CA$70,000,000 (US$52,655,000) and US$9,000,000. These credit facilities are used to finance working capital and for other general corporate purposes. The Canadian dollar revolving credit facility bears interest at the Canadian prime rate or LIBOR, plus a margin, and the US dollar revolving credit facility bears interest at the US prime rate or LIBOR plus a margin. These revolving credit facilities are secured by a movable mortgage over the universality of the company’s Canadian movable assets, present and future, as well as over the universality of movable assets, present and future, of certain US and UK subsidiaries. The company is subject to covenants under this credit facility that were met as at August 31, 2019. As at August 31, 2019, an amount of $5,433,000 was drawn from these credit facilities for the bank loan of $5,000,000 and letters of guarantee of $433,000.

The company also has credit facilities of up to €500,000 (US$552,000) for which an amount of €251,000 (US$277,000) was drawn from these lines of credit for letters of guarantee. These credit facilities are unsecured and bear interest at EURIBOR, plus a margin.

In addition, the company has lines of credit totaling $26,179,000 for the foreign currency risk exposure related to its US dollar – Canadian dollar forward exchange contracts (note 6). As at August 31, 2019, an amount of $5,818,000 was reserved from these lines of credit.

Finally, the company has a line of credit of INR128,571,000 (US$1,800,000) for the foreign currency risk exposure related to its US dollar – Indian rupee forward exchange contracts (note 6). As at August 31, 2019, an amount of INR15,214,000 (US$213,000) was reserved from this line of credit.